FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 3,935,400,000	$ 3,400,500,000
Liabilities	1,082,600,000	1,129,400,000
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	891,900,000	799,000,000
Liabilities	421,900,000	476,000,000
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,500,000	0
Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	891,900,000
Liabilities	400,100,000
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,500,000	0
Long-term debt | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	421,800,000	474,000,000
Long-term debt | Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	400,000,000
Finance Lease Liability | Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ 100,000	$ 100,000